PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Equipment and Software and Related Accumulated Depreciation and Amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)

Office buildings	69,276,652	69,341,652	9,987,275
Computer and equipment	118,052,297	109,486,562	15,769,345
Leasehold improvements	11,008,880	11,556,908	1,664,541
Office furniture and fixtures	11,355,064	7,644,476	1,101,034
Motor vehicles	10,889,632	10,490,731	1,510,980
Software	18,424,967	18,601,901	2,679,231
Less: accumulated depreciation and amortization	(205,160,974)	(200,356,406)	(28,857,325)

Net book value	33,846,518	26,765,824	3,855,081